Significant Group Concentrations Of Credit Risk	12 Months Ended
Dec. 31, 2011
Significant Group Concentrations Of Credit Risk [Abstract]
Significant Group Concentrations Of Credit Risk

(12) Significant Group Concentrations of Credit Risk

The Company grants the majority of its loans to borrowers throughout the northeast Florida area, including Marion and Alachua counties. Although the Company has a diversified loan portfolio, a significant portion of its borrowers' ability to honor their contracts is dependent upon the economy of this area. The Company does not have any significant concentrations to any one industry or customer.